CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Loss	$ (4,527,061)	$ (1,582,251)	$ (4,187,892)	$ (4,276,262)
Adjustments to Reconcile Net Loss to Net Cash Used In Operations
Loss on fair market valuation of derivatives	1,014,000	71,000	91,000	(870,000)
Depreciation and amortization	394	144
Common Stock issued for financing expenses	3,082	0	406,508	339,741
Preferred Stock issued for financing expenses	36,378	0
Amortization of intangible assets			1,551	576
Gain on extinguishment of debt	(15,591)	0	(46,978)	0
Accretion of debt discount	133,353	37,054	444,450	255,583
Amortization of prepaid expenses paid for in stock	0	0	0	2,577,470
Stock issued for services	86,905	42,000	202,270	136,700
Stock issued for compensation	1,323,883	450,600	505,509	17,300
Warrant grants issued for compensation and services			206,700	457,500
Equity instruments issued with debt greater than debt carrying amount			0	736,000
Inventory reserve			(49,200)	2,179
Changes in Assets and Liabilities
Decrease in accounts receivable	153,199	0	(472,297)	1,216
Decrease in receivable from Technology Business Tax Certificate Transfer Program	3,357,144	2,209,715	(1,147,429)	(2,209,715)
(Increase) in inventories	(667,320)	(100,924)	(366,810)	130,418
Decrease in deferred cost of goods sold	112,295	0	(569,036)	0
(Increase) Decrease in prepaid expenses	(205,649)	346,587	3,044	448,919
(Increase) in note receivable	0	(5,680)
(Increase) Decrease in deposits	225,385	(4,666)	(418,892)	0
(Decrease) in accounts payable and accrued expenses	(543,714)	(262,632)	2,326,763	807,182
(Decrease) in deferred Revenue	(259,292)	0	1,269,470	0
Customer prepayments			(39,970)	0
Net Cash Provided by Operating Activities	227,391	1,200,947	(1,841,239)	(1,445,193)
Cash Flows from Investing Activities
Acquisition of business	0	(75,000)	(100,000)	0
Purchase of intangible assets			(41,000)	0
Net Cash Used in Investing Activities	0	(75,000)	(141,000)	0
Cash Flows from Financing Activities
Proceeds from debt	300,000	130,000	3,331,688	1,487,522
Proceeds from the sale of preferred stock			0	135,000
Repayment of debt	(528,000)	(1,171,522)	(1,251,522)	(171,000)
Net Cash Used in Financing Activities	(228,000)	(1,041,522)	2,080,166	1,451,522
Net Increase in Cash	(609)	84,425	97,927	6,329
Cash at beginning of period	106,773	8,846	8,846	2,517
Cash at end of period	106,165	93,271	106,773	8,846
Supplemental Disclosure of Cash Flow information:
Interest Expense	213,621	85,575	86,169	4,861
Income Taxes	0	3,499	5,500	0
Issuance of G shares as Preferred dividend (4,135 and 8,838 shares)	258,438	441,900
Business Acquisition
Supplemental Disclosure of Cash Flow information:
Stock issued for services	0	140,000
Convertible Preferred Stock
Supplemental Disclosure of Cash Flow information:
Issuance of G shares as Preferred dividend (4,135 and 8,838 shares)			55,188	0
Convertible Preferred Stock Series G shares issued for financing			153,740	221,000
Common Stock
Supplemental Disclosure of Cash Flow information:
Stock issued for services	0	84,000
Prepaid Expense
Supplemental Disclosure of Cash Flow information:
Stock issued for services	$ 240,803	$ 0